5. Notes Payable (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2017	Sep. 30, 2015
Note payable, amount outstanding	$ 93,397	$ 132,408	$ 0
Huntington National Bank [Member]
Line of credit maximum amount	$ 100,000
Interest rate terms	Prime plus 1.25%
Debt maturity date	Feb. 28, 2017